Annual Total Returns[BarChart] - Invesco Financial Preferred ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.60%)	20.68%	(0.89%)	14.03%	9.21%	1.21%	10.63%	(2.72%)	14.30%	7.50%